Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic Government Securities Fund

The following disclosure is added to the ”PRINCIPAL INVESTMENT STRATEGY” section of the summary section:

Interest rate strategy. In addition to the fund’s main investment strategy, portfolio management also may seek to enhance returns by employing a rules–based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules–based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The following replaces similar disclosure contained in the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Derivatives. Outside of the interest rate strategy, portfolio management generally may use futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund’s portfolio to interest rate changes). In addition, portfolio management generally may use (i) options on US government agency mortgage–backed to–be–announced securities or total return swaps to seek to enhance potential gains; or (ii) options on interest rate futures to hedge against potential adverse interest rate movements.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non–hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added to the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

DWS Strategic Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic Government Securities Fund

The following disclosure is added to the ”PRINCIPAL INVESTMENT STRATEGY” section of the summary section:

Interest rate strategy. In addition to the fund’s main investment strategy, portfolio management also may seek to enhance returns by employing a rules–based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules–based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The following replaces similar disclosure contained in the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Derivatives. Outside of the interest rate strategy, portfolio management generally may use futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund’s portfolio to interest rate changes). In addition, portfolio management generally may use (i) options on US government agency mortgage–backed to–be–announced securities or total return swaps to seek to enhance potential gains; or (ii) options on interest rate futures to hedge against potential adverse interest rate movements.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non–hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added to the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.